Stockholders' Equity - Schedule of Warrants Activity (Details) (Warrant [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012
Warrant [Member]
Number of Shares, Oustanding Beginning balance	22,724,691	[1]	8,666,666	[1]
Number of Shares, Grants	2,000,000		24,058,025
Number of Shares, Exercised	(5,000,000)		(10,000,000)
Number of Shares, Cancelled	(5,524,692)
Number of Shares, Oustanding and exercisable, Ending balance	14,199,999	[1]	22,724,691	[1]
Weighted Average Exercise Price, Outstanding Begining balance	$ 0.03	[1]	$ 0.07	[1]
Weighted Average Exercise Price, Granted	$ 0.015		$ 0.01
Weighted Average Exercise Price, Exercised	$ 0.02		$ 0.01
Weighted Average Exercise Price, Cancelled	$ 0.001
Weighted Average Exercise Price, Oustanding and exercisable, Ending balance	$ 0.049	[1]	$ 0.03	[1]
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 6,051,883	[1],[2]	$ 1,993,333	[1],[2]
Aggregate Intrinsic Value, Oustanding and exercisable, Ending balance	$ 2,250,000	[1],[2]	$ 6,051,883	[1],[2]

[1]	The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.
[2]	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.